Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
NET SALES	$ 16,788,736	$ 24,096,169
COST OF SALES	4,998,682	7,675,264
GROSS PROFIT	11,790,054	16,420,905
OPERATING EXPENSES:
General and administrative	4,258,177	5,380,819
Selling and marketing	8,514,634	12,428,314
Total operating expenses	12,772,811	17,809,133
OPERATING LOSS	(982,757)	(1,388,228)
INTEREST (EXPENSE) INCOME, NET	(13,587)	657
LOSS BEFORE PROVISION FOR INCOME TAX	(996,344)	(1,387,571)
PROVISION FOR INCOME TAX
NET LOSS	$ (996,344)	$ (1,387,571)
NET LOSS PER SHARE
BASIC	$ (0.04)	$ (0.06)
DILUTED	$ (0.04)	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
BASIC	28,213,675	24,979,067
DILUTED	28,213,675	24,979,067